Notes to the Consolidated Statements of Operations - Revenue from contract with customers (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes to the Consolidated Statements of Operations
Total revenues	€ 16,483	€ 11,212	€ 31,191	€ 55,731
Research services combined with an IP license
Notes to the Consolidated Statements of Operations
Total revenues			14,737	40,278
Product
Notes to the Consolidated Statements of Operations
Total revenues			8,814	1,413
Research and development services
Notes to the Consolidated Statements of Operations
Total revenues			7,640	14,040
GSK
Notes to the Consolidated Statements of Operations
Total revenues			7,739
GSK | Research, development, manufacturing and commercialization of mRNA-based vaccines
Notes to the Consolidated Statements of Operations
Total revenues			20,952
Belgium | GSK
Notes to the Consolidated Statements of Operations
Total revenues	15,935	9,705	28,691	52,746
Switzerland | CRISPR
Notes to the Consolidated Statements of Operations
Total revenues	249	1,060	1,303	1,646
Netherlands | Genmab
Notes to the Consolidated Statements of Operations
Total revenues	€ 298	€ 447	€ 1,197	€ 1,339